Lease obligations - Schedule of maturity analysis of operating lease payments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	$ 275,180
Less: impact of present value	(19,824)
Balance as at December 31, 2021	255,356	$ 125,962	$ 152,619	$ 183,424
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	136,318
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	138,862
Therafter
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments payable	$ 0